Ordinary Shares	12 Months Ended
Dec. 31, 2021
Ordinary Shares.
Ordinary Shares

22.  Ordinary Shares

Upon inception, each ordinary share was issued at a par value of US$0.00025 per share. Various numbers of ordinary shares were issued to share-based compensation award recipients. Each Class A ordinary share shall entitle the holder thereof to one (1) vote on all matters subject to vote at general meetings of our company, each Class B ordinary share shall entitle the holder thereof to four (4) votes on all matters subject to vote at general meetings of our company, and each Class C ordinary share shall entitle the holder thereof to eight (8) votes on all matters subject to vote at general meetings of our company.

As of December 31, 2020 and 2021, the authorized share capital of the Company is US$1,000 divided into 4,000,000,000 shares, comprising of: 2,500,000,000 Class A Ordinary Shares, 132,030,222 Class B Ordinary Shares, 148,500,000 Class C Ordinary Shares, each at a par value of US$0.00025 per share, and 1,219,469,778 shares of a par value of US$0.00025 each of such class or classes as the board of directors may determine.

In 2020, the Company consummated the follow-on offerings of a total of 82,800,000, 101,775,000 and 78,200,000 American depositary shares (the “ADSs”) at a price of US$ 5.95, US$17.00 and US$ 39.00 per ADS, respectively.

As disclosed in Note 13 (ii), the Company induced early conversion of its outstanding 2024 Notes and with US$581,685 principal amount (including additional 9% premium) in January 2021 and issued a total of 62,192,017 ADSs. In May 2021, US$1,000 in aggregate principal amount of such notes were converted, pursuant to which the Company issued 115,665 ADSs to the holders of such notes. In August and September 2021, US$1,765 in aggregate principal amount of such notes were converted, pursuant to which the Company issued 178,729 ADSs to the holders of such notes.

In 2021, the Company completed the issurance of 53,292,401 ADSs with net proceeds of RMB12,677,554 (US$1,974,000) through an at-the-market offering.

As of December 31, 2020 and 2021, 4,000,000,000 ordinary shares were authorized, 1,529,031,103 shares and 1,661,749,433 shares were issued, and 1,526,539,388 shares and 1,643,669,180 shares were outstanding, respectively. The share number excludes 30,378,056 Class A Ordinary Shares issued to the depositary bank for bulk issuance of ADSs reserved for future issuance upon the exercise or vesting of awards granted under the Company’s share incentive plans.